Loss per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Losses Per Share

The calculation of basic and diluted losses per share for the years ended on December 31, 2020 and 2019 was based on the losses attributable to the Company’s ordinary stockholders for the period divided by a weighted average number of ordinary shares outstanding, adjusted to reflect the new equity structure resulting from the Reverse Acquisition, calculated as follows:

	For the year	For the year
	ended	ended
	December 31	December 31
	2020	*2019

Loss attributable to shareholders ($ in thousands)	(752)	(248)

Weighted average number of ordinary shares:

Balance at beginning of year	29,688,988	28,896,912
Effect of shares issued during the period	343,510	10,736
Weighted-average shares - basic as at end of year	30,032,498	28,907,648

Effect of dilutive share	-	-

Weighted-average shares - dilutive as at end of year	30,032,498	28,907,648

Basic and dilutive loss per share ($)	(0.02)	(0.01)

As of December 31, 2020, total number of warrants which granted by the Group’s board of directors and not included in the loss per share computation is 4,170,516.

(*) Share capital was retroactively adjusted using the exchange ratio established pursuant to the Stock Exchange Agreement to reflect the capital of the legal entity (the Parent Company), see also Note 10A.